Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2022
Document Effective Date	Feb. 28, 2022
Prospectus Date	Jan. 28, 2022
Virtus Duff & Phelps Real Asset Fund | Class A
Prospectus:
Trading Symbol	PDPAX
Virtus Duff & Phelps Real Asset Fund | Class C
Prospectus:
Trading Symbol	PDPCX
Virtus Duff & Phelps Real Asset Fund | Class I
Prospectus:
Trading Symbol	VADIX
Virtus Duff & Phelps Real Asset Fund | Class R6
Prospectus:
Trading Symbol	VAABX